Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 3,743,271	$ 4,073,440
Accounts receivable, net	64,496,914	92,755,701
Inventories	10,394,919	3,915,456
Advances to suppliers	51,788,564	13,139,128
Prepayment and other current assets	2,903,644	2,935,644
Total current assets	133,327,312	116,819,369
NON - CURRENT ASSETS:
Property and equipment, net	558,291	689,361
Intangible assets, net	49,746	55,486
Operating lease right-of-use assets	285,030	492,984
Deferred tax assets	1,848,404	7,172,814
Total non - current assets	2,741,471	8,410,645
TOTAL ASSETS	136,068,783	125,230,014
CURRENT LIABILITIES:
Accounts payable	48,112,338	64,500,197
Accrued expenses and other payables	1,844,615	2,874,126
Advances from customers	18,847,299	4,572,765
Deferred government grant - current	36,028	36,529
Operating lease liabilities - current	95,230	162,576
Income tax payable	14,356,647	14,285,918
Total current liabilities	92,787,481	94,520,092
NON - CURRENT LIABILITIES:
Operating lease liabilities - non current	57,360	167,428
Deferred government grant - non current	77,219	98,784
Total non - current liabilities	134,579	266,212
TOTAL LIABILITIES	92,922,060	94,786,304
SHAREHOLDERS’ EQUITY:
Class A Ordinary Shares (200,000,000 shares authorized with par value of $0.001, 24,254,842 and 24,254,842 shares issued and outstanding as of June 30, 2023 and December 31, 2022, respectively)	24,255	24,255
Class B Ordinary Shares (200,000,000 shares authorized with par value of $0.001, 2,100,000 and 2,100,000 shares issued and outstanding as of June 30, 2023 and December 31, 2023, respectively)	2,100	2,100
Additional paid-in capital	26,502,856	26,502,856
Statutory reserves	335,696	335,696
Retained earnings	25,857,578	9,743,823
Accumulated other comprehensive (loss)	(9,575,762)	(6,165,020)
Total shareholders’ equity	43,146,723	30,443,710
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	136,068,783	125,230,014
Related Party
CURRENT LIABILITIES:
Due to related parties	$ 9,495,324	$ 8,087,981